Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Accounts Receivable, Net [Abstract]
Beginning balance	$ 2,198,476	$ 1,515,508
Additions		606,704
Foreign currency translation adjustments	(27,664)	76,264
Ending balance	$ 2,167,162	$ 2,198,476